CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Issued capital [abstract]
Issued capital 193,493,973 (2022: 140,288,491) fully paid ordinary shares	$ 58,764,248	$ 29,782,268
Contributed Equity [Member]
Issued capital [abstract]
Issued capital 193,493,973 (2022: 140,288,491) fully paid ordinary shares	$ 58,764,248	$ 29,782,268	$ 10,255,369
Number of shares issued and fully paid ordinary shares (in shares)	193,493,973	140,288,491